ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States.

The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products and also provide solar system integration services as well as developing commercial solar power projects.

JinkoSolar Technology Limited (“Paker”, formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. (“Jiangxi Jinko”) as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The immediate family members of the Shareholders established Jiangxi Desun Energy Co., Ltd. (“Desun”) on behalf of the Shareholders on June 6, 2006 in Shangrao, Jiangxi province, the PRC. In January 2007 the shares were transferred to the shareholders of the Company. From February 28, 2007 to August 9, 2007, Paker entered into various agreements with Desun under which Paker injected capital into Desun. Upon the completion of the capital injections, the Shareholders owned 72.98% of Desun, Paker owned the remaining 27.02% and Desun became a foreign invested enterprise. In addition, on February 27, 2007, the Shareholders executed an agreement whereby they pledged their shares and beneficial interest (“Share Pledge Agreement”) in Desun to Paker. As a result, Paker obtained 100% voting control and economic interest of Desun (“Reorganization”).

The Reorganization and the Share Exchange were accounted for as legal reorganization of entities under common control, in a manner similar to pooling of interests. Accordingly, the accompanying consolidated financial statements were prepared as if the current corporate structure had been in existence from the inception of Desun. On July 28, 2008, Paker disposed its equity interests in Desun to a third party. Concurrently with the disposal, the Shareholders and Paker terminated the Share Pledge Agreement. The disposal and the termination of the Share Pledge Agreement were both approved by the local authorities on July 28, 2008. Consequently, the Company deconsolidated Desun as of July 28, 2008.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2011:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of Ownership

JinkoSolar Technology Limited (“Paker”)	November 10, 2006	Hong Kong	100%

JinkoSolar International Limited (“JinkoSolar International”)	November 25, 2009	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

Zhejiang Jinko Solar Co., Ltd. ("Zhejiang Jinko")	September 30, 2009	PRC	100%

Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading")	June 13, 2010	PRC	100%

Delingha Ruiqida Solar Power Co., Ltd ("Delingha Solar Power")	December 6, 2011	PRC	88.7%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

JinkoSolar (US) Holdings Inc. (“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

In June 2009, the Company acquired 100% equity interest in Zhejiang Jinko for a total consideration of RMB100 million. The acquisition was consummated on June 30, 2009. Consequently, the Company consolidated the financial statements of Zhejiang Jinko starting from June 30, 2009. Zhejiang Jinko is a solar cell manufacturer which was also one of Jiangxi Jinko's major solar wafer customers before the acquisition.

Other than Zhejiang Jinko, all other subsidiaries were formed by the Company.

In December 2011, the Company established a subsidiary, Delingha Solar Power, with a registered capital of RMB88.5 million in the PRC. The Company and an independent third party held 88.7% and 11.3%, respectively, of the equity interest of the project company. Delingha Solar Power is developing its self-owned on-grid solar power plant with a total capacity of 30MW in Delingha, Qinghai Province which Delingha Solar Power plans to operate upon its completion.